Document and Entity Information	Apr. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2021
Entity Registrant Name	Altabancorp
Entity Central Index Key	0001636286
Entity Emerging Growth Company	false
Entity File Number	001-37416
Entity Incorporation, State or Country Code	UT
Entity Tax Identification Number	87-0622021
Entity Address, Address Line One	1 East Main Street
Entity Address, City or Town	American Fork
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84003
City Area Code	801
Local Phone Number	642-3998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol(s)	ALTA
Name of each exchange on which registered	NASDAQ